Basis of preparation Impact of change in accounting standard IFRS16 (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Disclosure of maturity analysis ofcommitments [text block]	8.7	7.5
Property, plant and equipment	€ 489.2	€ 373.2	€ 350.0
Other provisions	42.2	51.8	46.8
Retained earnings	387.4	191.6
Profit (loss) before tax	236.7	295.5	210.3
Depreciation, right-of-use assets	€ 16.6	€ 15.7	€ 16.1
Impact on Earnings per share	€ 1.02	€ 1.16	€ 0.80
Loans and borrowings	€ 2,198.3	€ 1,736.3
Current	39.3	45.7
Provisions	2.9	6.1
Trade and other payables	693.8	€ 649.4
Deferred hedging gains transferred to the carrying value of inventory	€ 27.6